Interest-bearing liabilities - Summary Of Reconciliation Of Liabilities Arising From Financing Activities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	€ 561,117	€ 597,831
Acquisition of subsidiaries		3,237
Proceeds from borrowings	714,161	350,000	€ 115,268
Proceeds from borrowings	712,188
Repayment of borrowings	(748,922)	(377,162)	(38,649)
Repayment of borrowings	(436,964)
Other movements	9,327	(12,789)
Ending balance	€ 845,668	€ 561,117	€ 597,831